GENERAL (Narrative) (Details) $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 CAD ($) Segment	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of subsidiaries [line items]
Geographical reporting segments | Segment			1	1
Cash	$ 1,617	$ 794	$ 1,617		$ 794	$ 2,727	$ 863
Retained earnings	(276,739)		(276,739)			$ (270,210)
Loss from operating activities	(2,090)	$ (350)	(3,766)		$ (192)
Tjac And Certain Mym Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Cash	13,062		13,062
Working capital of business acquisition			276,739
Retained earnings	$ 5,539		5,539
Loss from operating activities			$ (6,852)
Sales of equity and raising debts				$ 50,000